FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Non-current financial assets at fair value through other comprehensive income	¥ 1,525	¥ 1,521
Current assets
Total financial assets at fair value through other comprehensive income	10,260	10,182
Unlisted equity instruments
Non-current assets
Non-current financial assets at fair value through other comprehensive income	1,376	1,431
Listed equity instruments
Non-current assets
Non-current financial assets at fair value through other comprehensive income	149	90
Trade accounts receivable and bills receivable (i)
Current assets
Current financial assets at fair value through other comprehensive income	¥ 8,735	¥ 8,661